Employee Benefits - Summary of ESOP shares (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Allocated shares	54,519	55,515
Shares committed for allocation	3,767	3,680
Unearned shares	24,991	28,758
Total ESOP shares	83,277	87,953
Fair value of unearned shares at December 31	$ 574,793	$ 562,219